 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending June 30, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
6/16/03	Shares of beneficial interest	20,000	8.9655	9.81	Merrill Lynch
6/20/03	Shares of beneficial interest	20,000	8.886	9.73	Merrill Lynch
6/24/03	Shares of beneficial interest	19,000	8.8321	9.75	Merrill Lynch
6/26/03	Shares of beneficial interest	19,000	8.8696	9.68	Merrill Lynch

Total Shares Repurchased: 78,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management